Employment and Compensation Arrangements	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Employee Incentive Plans
Employment and Compensation Arrangements

Note 17:Employee Incentive Plans

Prior to the Transactions, the Company operated under its 2016 Equity Incentive Plan, which provided for certain employees of the Company to be eligible to participate in equity ownership in the Company. On May 8, 2019, in anticipation of the Transactions, the Board adopted the 2019 Incentive Award Plan, which was an amendment, restatement and continuation of the 2016 Equity Incentive Plan. Upon closing of the Transactions, awards under the 2016 Equity Incentive Plan were converted using the exchange ratio established during the Transactions and assumed into the 2019 Incentive Award  Plan (see Note 4 — “The Transactions”). A maximum aggregate amount of 60,000,000 ordinary  shares are reserved for issuance under the 2019 Incentive Award Plan. Equity awards under the 2019 Incentive Award Plan may be issued in the form of options to purchase shares of the Company which are exercisable upon the occurrence of conditions specified within individual award agreements. The 2019 Incentive Award Plan permits the granting of awards in the form of incentive stock options, non-qualified stock options, share appreciation  rights, restricted shares, restricted share units and other stock-based or cash based awards. Equity  awards may be issued in the form of restricted shares or restricted share units with dividend rights or dividend equivalent rights subject to vesting terms and conditions specified in individual award agreements. The Company’s  Management Incentive Plan provides for employees of the Company to be eligible to purchase shares of the Company.  See Note 11 — “Shareholders’ Equity” for additional information.

A summary of the Company’s share-based compensation is as follows:

	Three Months Ended June 30,
	2019	2018
Share-based compensation expense	$33,932	$2,842
Tax benefit recognized	$85	$85

	Six Months Ended June 30,
	2019	2018
Share-based compensation expense	$37,108	$7,022
Tax benefit recognized	$163	$192

As of June 30, 2019, 34,747,066 ordinary shares remained available  for issuance under the 2019 Incentive Award Plan. As of June 30, 2019, there was $12,971 of total unrecognized compensation cost, related to outstanding stock options, which is expected to be recognized through 2024 with a remaining  weighted-average service period of 2.7 years.

The Company’s stock option activity is summarized below:

			Weighted-Average
		Weighted	Remaining	Aggregate
	Number of	Average Exercise	Contractual Life	Intrinsic
	Options	Price per Share	(in years)	Value
Balance at December 31, 2018, as originally reported	185,601	$1,587	8.5	$13,293
Modified options	24,339,097	—	—	—
Balance at December 31, 2018, as modified	24,524,698	12.44	8.5	13,293
Granted	2,321,360	17.72	7.8	—
Expired	(278,011)	11.13	—	—
Forfeited	(1,296,615)	10.95	—	—
Exercised	(18,498)	7.41	—	147
Outstanding as of June 30, 2019	25,252,934	$11.28	8.3	$111,373
Vested and exercisable at June 30, 2019	13,768,097	$10.35	7.6	$63,761

As noted above, options issued and outstanding under the 2016 Equity Incentive Plan prior to the Transactions were converted to options under the 2019 Incentive Award Plan through the Exchange Ratio established in the Transactions  see Note 4 — “The Transactions”. The 24,339,097 of options modified in the above table represent this share conversion.

The aggregate intrinsic value in the table above represents the difference between the Company’s  most recent valuation and the exercise price of each in-the-money  option on the last day of the period presented. There were 18,498 stock options exercised in the six months ended June 30, 2019. The weighted-average fair value of options granted per share was $7.78 as of June 30, 2019.

The Company accounts for awards issued under the 2019 Incentive  Award  Plan as additional contributions to equity. Share-based compensation includes expense associated with stock option grants which is estimated based on the grant date fair value of the award issued. Share-based compensation expense related to stock options is recognized over the vesting period of the award which is generally five years, on a graded-scale basis.

The Company uses the Black-Scholes option pricing model to estimate the fair value of options granted. The Black-Scholes model takes into account the fair value of an ordinary  share and the contractual and expected term of the stock option, expected volatility, dividend yield, and risk-free interest rate. Prior to becoming  a public company, the fair value of the Company’s ordinary shares were determined  utilizing an external third-party pricing specialist.

The contractual term of the option ranges from the one year to 10 years. Expected volatility is the average volatility over the expected terms of comparable public entities from the same industry.  The risk-free  interest rate is based on a treasury rate with a remaining term similar to the contractual term of the option. The Company is recently formed and at this time does not expect to distribute any dividends. The Company recognizes forfeitures as they occur.

The assumptions used to value the Company’s  options granted during the period presented and their expected lives were as follows:

June 30, 2019
Weighted-average expected dividend yield	—
Weighted-average expected volatility	19.87%
Weighted-average risk-free interest rate	2.43%
Expected life (in years)	5-9

Transactions Related Awards

The Sponsor Agreement  provided  that certain ordinary  shares of Clarivate available for distribution to persons designated in the Sponsor Agreement in connection with the Transactions, and certain Clarivate warrants available for distribution to such persons, in each case, are subject to certain time and performance-based vesting provisions described below. In addition,  Merger  Shares were granted to persons designated in the Sponsor Agreement.  See Note 11 — “Shareholders’ Equity” for details on the respective awards.

The vesting conditions added to certain ordinary shares include the following:

5,309,713 ordinary shares of Clarivate held by persons designated in the Sponsor Agreement, will vest in three equal annual installments on the first, second and third anniversaries of the closing of the Transactions, respectively, and are not contingent on continuing or future service of the respective holders to the Company.

2,654,856  ordinary  shares of Clarivate held by such persons will vest at such time as the last sale price of Clarivate’s ordinary shares is at least $15.25 on or before the date that is 42 months after the closing of the Transactions, and are not contingent on continuing or future service of the respective holders to the Company.

2,654,856  ordinary  shares of Clarivate held by such persons will vest at such time as the last sale price of Clarivate’s ordinary shares is at least $17.50 on or before the fifth anniversary of the closing of the Transactions, and are not contingent on continuing or future service of the respective holders to the Company.

The vesting conditions added to certain warrants include the following:

17,265,826 of certain warrants held by persons designated in the Sponsor Agreement, will vest at such time as the last sale price of Clarivate’s ordinary shares is at least $17.50 on or before the fifth anniversary of the closing of the Transactions; provided that none of such Clarivate warrants will vest prior to the first anniversary of the closing of the Transactions, not more than 1/3 of such Clarivate warrants will vest prior to the second anniversary of the closing of the Transactions, and not more than 2/3 of such Clarivate warrants will vest prior to the third anniversary of the closing of the Transactions. Further, such vesting is not contingent on continuing or future service of the respective holders to the Company

In considering the terms of the transaction related awards, the Company notes that the time based vesting restrictions are not conditioned on any continuing or future service of the holders to the Company, and reflect “lock-up” periods of the issuable shares. Further, the abovementioned performance-based restrictions  are considered market conditions pursuant to ASC 718, and are contemplated in the value of the awards. As such vesting restrictions were contemplated in conjunction with the granting of Merger  Shares (Note 11), the Company considered such terms of the total basket of transaction awards in determination of the fair value of the awards. As no continued or future service is required by the holders of such awards, the Company recognized compensation expense based on the fair value of such awards upon closing of the Transactions. The Company recognized $25,013 expense, net in Share-based compensation expense as of the date of the Transactions in accordance with the issuance of Merger shares offset by the addition of vesting terms to certain ordinary  shares and warrants, as described above. The expense includes the increases in value of $48,102 for the granting of Merger shares, the increase in value of $1,193 for ordinary shares with only time vesting conditions, and the increase in value of shares purchased by the Founders immediately prior to the transaction of $4,411, all offset by the reduction in value of $9,396 for ordinary shares with performance vesting condition of $15.25, the reduction in value of $13,101 for ordinary shares with performance vesting condition of $17.50 and the reduction in value of $6,297 related to warrants. Pursuant to the Sponsor Agreement, certain founders of Churchill Capital Corp purchased an aggregate of 1,500,000 shares of Class B common stock of Churchill immediately prior to the closing of the Transactions for an aggregate purchase price of $15,000.

We used a third-party specialist to fair value the awards at the Transactions close date of May 13, 2019 using the Monte Carlo simulation approach. The assumptions included in the model include, but are not limited to, risk-free interest rate, 2.20%; expected volatility of the Company’s and the peer group’s stock prices, 20.00%; and dividend yield, 0.00%. A discount for lack or marketability (“DLOM”) was applied to shares that are subject to remaining post vesting lock up restrictions. The DLOM was between 3% — 7% dependent on the length of the post vesting restriction period.

Merger Shares granted in connection with the Transactions are available for future assignment by the holders. The Company will evaluate if additional  stock compensation expense is required upon any future assignment of such awards.

Note 17:Employee Incentive Plans

Prior to the Transactions, the Company operated under its 2016 Equity Incentive Plan, which provided for certain employees of the Company to be eligible to participate in equity ownership in the Company. On May 8, 2019, in anticipation of the Transactions, the Board adopted the 2019 Incentive Award Plan, which was an amendment, restatement and continuation of the 2016 Equity Incentive Plan. Upon closing of the Transactions, awards under the 2016 Equity Incentive Plan were converted using the exchange ratio established during the Transactions and assumed into the 2019 Incentive Award  Plan (see Note 4 — “The Transactions”). A maximum aggregate amount of 60,000,000 ordinary  shares are reserved for issuance under the 2019 Incentive Award Plan. Equity awards under the 2019 Incentive Award Plan may be issued in the form of options to purchase shares of the Company which are exercisable upon the occurrence of conditions specified within individual award agreements. The 2019 Incentive Award Plan permits the granting of awards in the form of incentive stock options, non-qualified stock options, share appreciation  rights, restricted shares, restricted share units and other stock-based or cash based awards. Equity  awards may be issued in the form of restricted shares or restricted share units with dividend rights or dividend equivalent rights subject to vesting terms and conditions specified in individual award agreements. The Company’s  Management Incentive Plan provides for employees of the Company to be eligible to purchase shares of the Company.  See Note 11 — “Shareholders’ Equity” for additional information.

A summary of the Company’s share-based compensation is as follows:

	Three Months Ended September 30,
	2019	2018
Share-based compensation expense	$9,567	$3,660
Tax benefit recognized	$45	$96

	Nine Months Ended September 30,
	2019	2018
Share-based compensation expense	$46,675	$10,682
Tax benefit recognized	$201	$288

As of September 30, 2019, 37,043,548 ordinary shares remained available  for issuance under the 2019 Incentive Award Plan. In the three months ended September 30, 2019, the Company recognized additional share-based compensation expense related to the modification of certain awards under the 2019 Incentive Award Plan. As of September 30, 2019, there was $8,934 of total unrecognized compensation cost, related to outstanding stock options, which is expected to be recognized through 2024 with a remaining  weighted-average service period of 2.5 years.

The Company’s stock option activity is summarized below:

			Weighted-Average
		Weighted	Remaining	Aggregate
	Number of	Average Exercise	Contractual Life	Intrinsic
	Options	Price per Share	(in years)	Value
Balance at December 31, 2018, as originally reported	185,601	$1,587	8.5	$13,293
Modified options	24,339,097	—	—	—
Balance at December 31, 2018, as modified	24,524,698	12.44	8.5	13,293
Granted	2,321,360	17.55	9.5	—
Expired	(820,612)	8.54	—	—
Forfeited	(2,268,238)	11.24	—	—
Exercised	(800,756)	6.66	—	8,106
Outstanding as of September 30, 2019	22,956,452	$11.96	7.9	$146,085
Vested and exercisable at September 30, 2019	14,374,000	$11.52	7.7	$79,377

As noted above, options issued and outstanding under the 2016 Equity Incentive Plan prior to the Transactions were converted to options under the 2019 Incentive Award Plan through the Exchange Ratio established in the Transactions  (see Note 4 — “The Transactions”). The 24,339,097 of options modified in the above table represent this share conversion.

The aggregate intrinsic value in the table above represents the difference between the closing price of the Company’s common shares on September 30, 2019 and the exercise price of each in-the-money  option. There were 800,756 stock options exercised in the nine months ended September 30, 2019. The weighted-average fair value of options granted per share was $9.54 as of September 30, 2019.

The Company accounts for awards issued under the 2019 Incentive  Award  Plan as additional contributions to equity. Share-based compensation includes expense associated with stock option grants which is estimated based on the grant date fair value of the award issued. Share-based compensation expense related to stock options is recognized over the vesting period of the award which is generally five years, on a graded-scale basis.

The Company uses the Black-Scholes option pricing model to estimate the fair value of options granted. The Black-Scholes model takes into account the fair value of an ordinary  share and the contractual and expected term of the stock option, expected volatility, dividend yield, and risk-free interest rate. Prior to becoming  a public company, the fair value of the Company’s ordinary shares were determined  utilizing an external third-party pricing specialist.

The contractual term of the option ranges from the one year to 10 years. Expected volatility is the average volatility over the expected terms of comparable public entities from the same industry.  The risk-free  interest rate is based on a treasury rate with a remaining term similar to the contractual term of the option. The Company is recently formed and at this time does not expect to distribute any dividends. The Company recognizes forfeitures as they occur.

The assumptions used to value the Company’s  options granted during the period presented and their expected lives were as follows:

September 30, 2019
Weighted-average expected dividend yield	—
Weighted-average expected volatility	19.87%
Weighted-average risk-free interest rate	2.43%
Expected life (in years)	5-9

Transactions Related Awards

The Sponsor Agreement  provided  that certain ordinary  shares of Clarivate available for distribution to persons designated in the Sponsor Agreement in connection with the Transactions, and certain Clarivate warrants available for distribution to such persons, in each case, were subject to certain time and performance-based vesting provisions described below. In addition,  Incentive  Shares were granted to persons designated in the Sponsor Agreement.  See Note 11 — “Shareholders’ Equity” for details on the respective awards.

The vesting conditions added to certain ordinary shares include the following:

5,309,713 ordinary shares of Clarivate held by persons designated in the Sponsor Agreement, will vest in three equal annual installments on the first, second and third anniversaries of the closing of the Transactions, respectively, and are not contingent on continuing or future service of the respective holders to the Company.

2,654,856 ordinary  shares of Clarivate held by such persons will vest at such time as the last sale price of Clarivate’s ordinary shares is at least $15.25 on or before the date that is 42 months after the closing of the Transactions ; provided that none of such Clarivate ordinary shares will vest prior to the first anniversary of the closing of the Transactions, not more than 1/3 of such Clarivate warrants will vest prior to the second anniversary of the closing of the Transactions, and not more than 2/3 of such Clarivate warrants will vest prior to the third anniversary of the closing of the Transactions. Further, such vesting is not contingent on continuing or future service of the respective holders to the Company.

2,654,856  ordinary  shares of Clarivate held by such persons will vest at such time as the last sale price of Clarivate’s ordinary shares is at least $17.50 on or before the fifth anniversary of the closing of the Transactions ; provided that none of such Clarivate ordinary shares will vest prior to the first anniversary of the closing of the Transactions, not more than 1/3 of such Clarivate warrants will vest prior to the second anniversary of the closing of the Transactions, and not more than 2/3 of such Clarivate warrants will vest prior to the third anniversary of the closing of the Transactions. Further, such vesting is not contingent on continuing or future service of the respective holders to the Company.

The vesting conditions added to certain warrants include the following:

17,265,826 of certain warrants held by persons designated in the Sponsor Agreement, will vest at such time as the last sale price of Clarivate’s ordinary shares is at least $17.50 on or before the fifth anniversary of the closing of the Transactions; provided that none of such Clarivate warrants will vest prior to the first anniversary of the closing of the Transactions, not more than 1/3 of such Clarivate warrants will vest prior to the second anniversary of the closing of the Transactions, and not more than 2/3 of such Clarivate warrants will vest prior to the third anniversary of the closing of the Transactions. Further, such vesting is not contingent on continuing or future service of the respective holders to the Company.

In considering the terms of the transaction related awards, the Company notes that the time based vesting restrictions were not conditioned on any continuing or future service of the holders to the Company, and reflect “lock-up” periods of the issuable shares. Further, the above mentioned performance-based restrictions  were considered market conditions pursuant to ASC 718, and are contemplated in the value of the awards. As such vesting restrictions were contemplated in conjunction with the granting of  Merger Shares (Note 11), the Company considered such terms of the total basket of transaction awards in determination of the fair value of the awards. As no continued or future service was required by the holders of such awards, the Company recognized compensation expense in the second quarter based on the fair value of such awards upon closing of the Transactions. The Company recognized $25,013 expense, net in Share-based compensation expense as of the date of the Transactions in accordance with the issuance of Merger shares offset by the addition of vesting terms to certain ordinary  shares and warrants, as described above. The expense included the increases in value of $48,102 for the granting of Merger shares, the increase in value of $1,193 for ordinary shares with only time vesting conditions, and the increase in value of shares purchased by the Founders immediately prior to the transaction of $4,411, all offset by the reduction in value of $9,396 for ordinary shares with performance vesting condition of $15.25, the reduction in value of $13,101 for ordinary shares with performance vesting condition of $17.50 and the reduction in value of $6,297 related to warrants. Pursuant to the Sponsor Agreement, certain founders of Churchill Capital Corp purchased an aggregate of 1,500,000 shares of Class B common stock of Churchill immediately prior to the closing of the Transactions for an aggregate purchase price of $15,000.

We used a third-party specialist to fair value the awards at the Transactions close date of May 13, 2019 using the Monte Carlo simulation approach. The assumptions included in the model include, but are not limited to, risk-free interest rate, 2.20%; expected volatility of the Company’s and the peer group’s stock prices, 20.00%; and dividend yield, 0.00%. A discount for lack or marketability (“DLOM”) was applied to shares that are subject to remaining post vesting lock up restrictions. The DLOM was between 3% — 7% dependent on the length of the post vesting restriction period.

On August 14, 2019, Clarivate (on its behalf and on behalf of its subsidiaries) agreed to waive the performance and time vesting conditions, described above, subject to the consummation of the secondary offering. These shares and warrants nevertheless remain subject to a lock-up for a period ranging from two to three years following the closing of the Mergers. We used a third-party specialist to fair value the awards at the modification date using the Monte Carlo simulation approach. The assumptions included in the model include, but are not limited to, risk-free interest rate, 1.42%; expected volatility of the Company's and the peer group's stock prices, 20.00%; and dividend yield, 0.00%. A discount for lack or marketability ("DLOM") was applied to shares that are subject to remaining post vesting lock up restrictions. The DLOM was between 3%?-?7% dependent on the length of the post vesting restriction period. Waiving the performance and time vesting conditions resulted in an immaterial impact to the Interim Condensed Consolidated Statements of Operations.

Merger Shares granted in connection with the Transactions are available for future assignment by the holders. Company will evaluate if additional  stock compensation expense is required upon any future assignment of such awards.

Note 15: Employment and Compensation Arrangements

Employee Incentive Plans

The Company’s 2016 Equity Incentive Plan provides for certain employees of the Company to be eligible to participate in equity ownership in the Company. Equity awards may be issued in the form of options to purchase shares of the Company which are exercisable upon the occurrence of conditions specified within individual award agreements. Equity awards may also be issued in the form of restricted shares with dividend rights subject to vesting terms and conditions specified in individual award agreements. Additionally, the Company may make available share purchase rights under the terms of the 2016 Equity Incentive Plan. Total share-based compensation expense included in the Consolidated Statements of Operations amounted to $13,715 and $17,663 for the years ended December 31, 2018 and 2017, respectively. The total associated tax benefits recognized amounted to $2,740 and $3,192 for the years ended December 31, 2018 and 2017, respectively.

The Company’s Management Incentive Plan provides for certain employees of the Company to be eligible to purchase shares of the Company. See Note 14 — Shareholders’ Equity for additional information. Along with each subscription, employees may receive a corresponding number of options to acquire additional ordinary shares subject to five year vesting.

The Company issues shares for stock options from authorized shares. At December 31, 2018, the Company was authorized to grant up to 33,034,167 stock options under its existing stock incentive plans. As of December 31, 2018 and 2017, 8,509,469 and 10,479,363, respectively, stock options have not been granted.

As of December 31, 2018 and 2017, there was $19,637 and $29,633, respectively, of total unrecognized compensation cost, related to outstanding stock options, which is expected to be recognized through 2023 with a remaining weighted-average service period of 5.0 years.

The Company’s stock option activity is summarized below:

	Number	Weighted Average	Weighted Average	Aggregate
	of	Exercise Price per	Remaining	Intrinsic
	Options	Share	Contractual Life	Value
Balance at December 31, 2017, as originally reported	170,693	$1,572.00	9.3	$2,262
Modified options	22,384,111	—	—	—
Balance at December 31, 2017, as modified	22,554,804	12.32	9.3	2,262
Granted	4,119,737	11.73	9.7	—
Forfeited and expired	(2,149,843)	11.15	—	—
Outstanding as of December 31, 2018	24,524,698	$11.07	8.5	$13,293
Vested and exercisable at December 31, 2018	6,654,930	$10.92	8.3	$3,880

The aggregate intrinsic value in the table above represents the difference between the Company’s most recent valuation and the exercise price of each in-the-money option on the last day of the period presented.

No stock options were exercised in the years ended December 31, 2018 or 2017. The weighted-average fair value of options granted per share was $1.56 and $1.76 as of December 31, 2018 and 2017, respectively.

The Company accounts for awards issued under the Equity Incentive Plan as additional contributions to equity. Share-based compensation includes expense associated with stock option grants which is estimated based on the grant date fair value of the award issued. Share-based compensation expense related to stock options is recognized over the vesting period of the award, which is generally five years, on a graded-scale basis. The Company uses the Black-Scholes option pricing model to estimate the fair value of options granted. The Black-Scholes model takes into account the fair value of an ordinary share and the contractual and expected term of the stock option, expected volatility, dividend yield, and risk-free interest rate. The fair value of our ordinary shares is determined utilizing an external third party pricing specialist. The contractual term of the option ranges from the 1 year to 10 years. While the Company does not have any history for expected terms, employees do not have any specific benefit to exercise the options before the terms are met as the shares are not freely tradable, and as such an expected term near the high end of the contractual range is deemed most appropriate. Expected volatility is the average volatility over the expected terms of comparable public entities from the same industry historical data. The risk-free interest rate is based on a treasury rate with a remaining term similar to the contractual term of the option. The Company is recently formed and at this time does not expect to distribute any dividends. The Company recognizes forfeitures as they occur and does not expect to have material forfeitures. The assumptions used to value the Company’s options granted during the period presented and their expected lives were as follows:

	December 31,
	2018	2017
Weighted-average expected dividend yield	—	—
Expected volatility	21.00 – 23.05%	24.84 – 27.90%
Weighted-average expected volatility	21.86%	27.50%
Weighted-average risk-free interest rate	3.02%	2.53%
Expected life (in years)	8.5	9.0